BALANCE SHEETS (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Other payables and accrued liabilities	$ 288,781	$ 246,781	$ 267,780	$ 225,781	$ 666,830
Advances from related parties	69,990	36,867	117,417	80,782	44,567
Note payable					100,000
TOTAL LIABILITIES	358,771	283,647	385,198	306,563	811,397
Paid-in Capital, no par value, 500,000,000 shares authorized, 1,763,339 as of 2012 and 2011, 1,012,551 as of 2010, 872,551 shares issued and outstanding as of 2009 and 2008	6,871,864	6,871,864	6,691,446	6,670,446	5,951,305
Stock subscriptions receivable			(452,000)	(452,000)	(452,000)
Allowance for doubtful stock subscriptions receivable			452,000	452,000	452,000
Retained Earnings (Deficit)	(7,230,635)	(7,155,511)	(7,076,644)	(6,977,009)	(6,762,702)
TOTAL STOCKHOLDERS EQUITY (DEFICIT)	$ (358,771)	$ (283,647)	$ (385,198)	$ (306,563)	$ (811,397)